Related party transactions (Details Narrative) - Rubicon Technologies L L C [Member] - Investors [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Proceed from related party	$ 1,600	$ 1,900
Accounts receivable	$ 300	$ 200